INVESTMENTS	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	INVESTMENTS

INVESTMENTS AT FAIR VALUE CONSIST OF THE FOLLOWING AT DECEMBER 31, 2011 AND 2010

	2011	2010

Available-for-sale investments at fair value	$318,353	$352,500
Trading securities	-	-
Total	$318,353	$352,500

TRADING SECURITIES:

The Company had no transactions in trading securities during 2011. The following table summarizes the activity during 2010.

2010

Balance, beginning of year	$-
Shares acquired from a related party	26,334
Cost of securities sold	(26,334)
Balance, end of year	$-

Proceeds from sale of trading securities	$32,917
Gain from sale of trading securities	$6,583

AVAILABLE-FOR-SALE SECURITIES

Activity in our available-for-sale securities may be summarized as follows:

	2011	2010

Cost at beginning of year	$284,473	$167,286
Contributed to the Company by it's CEO	125,331	-
Transfer from investments accounted for by the cost method	-	100,000
Received as management fees	1,500	33,000
Acquired in exchange for DineOut shares	-	124,573
Proceeds from sale of securities	-	(41,645)
Realized loss from sale of securities	-	(58,355)
Other than temporary loss in available-for-sale securities	(147,973)	(40,386)
Cost at end of year	263,331	284,473
Unrealized gain (loss)	55,022	68,027
Total	$318,353	$352,500

Our available-for-sale securities consist of the following:

		Unrecognized		Realized	Loss
		Holding	Fair	Holding	on
	Cost	Gains (Losses)	Value	Loss	Sale
December 31, 2011
Remodel Auction *	$-	$-	$-	$(900)	$-
North Carolina Natural Energy *	1,500	-	1,500	-	-
North American Energy	126,000	(42,000)	84,000	-	-
North American Energy *	10,500	7,500	18,000	-	-
North American Energy	125,331	89,522	214,853	-	-
Efftec International, Inc. *	-	-	-	(22,500)	-
HiTech Stages	-	-	-	(124,573)	-
	$263,331	$55,022	$318,353	$(147,973)	$-

December 31, 2010
Syzygy Entertainment, Ltd. *	$-	$-	$-	$(1,286)	$-
Remodel Auction *	900	100	1,000	(39,100)	-
North American Energy	126,000	(98,000)	28,000	-	-
North American Energy *	10,500	(4,500)	6,000	-	-
Efftec International, Inc. *	22,500	22,500	45,000	-	-
Efftec International, Inc. (warrant) *	-	22,500	22,500	-	-
Vought Defense System Corp.	-	-	-	-	(58,355)
HiTech Stages	124,573	125,427	250,000	-	-
	$284,473	$68,027	$352,500	$(40,386)	$(58,355)

* Investments acquired in exchange for management services.

Syzygy Entertainment, Ltd. (“Syzygy”) – During 2007, the Company acquired 342,814 shares of Syzygy for management services and Mr. Pruitt contributed an additional 300,000 shares to the Company. The shares had an initial cost of $1,114,221 which has now been fully impaired.

Remodel Auction Incorporated (“REMC”) – During 2009, the Company acquired 334 shares of REMC for management services with an initial cost of $275,000 which has now been fully impaired.

North Carolina Natural Energy, Inc. (“NCNE”) – NCNE is a successor to REMC whose business was discontinued. NCNE has plans to become involved in some form of natural energy. The Company received 100,000,000 shares of NCNE (less than 1% on a fully diluted basis) for management services during 2011. The shares were valued at $1,500 based on NCNE’s valuation as a shell.

North American Energy Resources, Inc. - During the quarter ended June 30, 2009, the Company exchanged its oil & gas property investments for 700,000 shares of North American Energy Resources, Inc. ("NAEY") which were valued at $126,000 based on the closing price of NAEY on the date of the trade. At December 31, 2011 and 2010, the stock was $0.12 and $0.04 per share and the Company recorded an unrealized loss of $42,000 and $98,000, respectively, based on the Company's determination that the price decline was temporary.

During the first quarter of 2010, the Company received an additional 150,000 shares of NAEY in exchange for management services. The shares were initially valued at $10,500, based on the trading price at the time. At December 31, 2010, the Company recorded an unrealized loss of $4,500 based on the market value of $6,000 at December 31, 2010. At December 31, 2011, the shares were valued at $18,000 and the Company recorded unrealized appreciation of $7,500.

During June 2011, the Company’s CEO contributed 1,790,440 shares of NAEY to the Company which was valued at $125,331 based on the trading price at the time. Mr. Pruitt did not receive additional compensation as a result of the transfer. At December 31, 2011, the Company recorded unrealized appreciation of $89,522 based on a market value of $214,853.

NAEY appointed a new management team in December 2010 and they are seeking acquisition opportunities for onshore and offshore oil and gas properties. Accordingly, the Company determined that any decline was temporary.

Vought Defense Systems Corp. (“VDSC”) – Initially the Company invested $100,000 for debt with a face value of $1,177,395 of Lifestyle Innovations, Inc. After VDSC was acquired by the company in 2010, we converted our debt into 449,959 shares of VDSC which were sold during 2010 for $41,645, resulting in a loss of $58,355.

EffTec International, Inc. - Effective April 1, 2010, the Company's CEO became a director and the CEO of EffTec International, Inc. The Company received 150,000 shares of EffTec and an option to acquire an additional 150,000 shares at $0.15 per share in exchange for the management services to be provided. The shares were valued at $22,500 based on the trading price of EffTec at the date of the transaction. At December 31, 2010, the shares were valued at $0.30 per share and the $22,500 increase in value plus the value of the option of $22,500 was included in accumulated other comprehensive income (loss). At September 30, 2011, the market value of the Efftec stock dropped to less than $0.01 per share and the Company determined the reduction was other than temporary and impaired its investment to zero.

EffTec developed an Internet-based chiller tool called EffTrack™ that: collects, stores and analyzes chiller operating data, calculates and trends chiller performance, diagnoses the cause of chiller inefficiencies, notifies plant contacts when problems occur, recommends corrective actions, measures the results of corrective actions and provides cost analysis of operational improvements.

HiTech Stages, Ltd. (“HiTech”) – The Company originally acquired 275,000 shares of HiTech in exchange for 150,450 shares of DineOut during the June 2010 quarter. HiTech was unable to raise sufficient capital to fund its business plan and the stock price dropped to near zero at September 30, 2011. The Company determined the decline was other than temporary and fully impaired its investment on September 30, 2011.

OTHER INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT DECEMBER 31, 2011 AND 2010.

	2011	2010

Investments accounted for under the equity method	$813,079	$87,200
Investments accounted for under the cost method	766,598	766,598
Total	$1,579,677	$853,798

INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Activity in investments accounted for using the equity method is summarized as follows.

	2011	2010

Balance, beginning of year	$87,200	$82,500
Equity in earnings (loss)	(76,113)	58,337
New investments	810,133	-
Sale of investment	-	(37,500)
Distributions received	(8,141)	(16,137)
Balance, end of year	$813,079	$87,200

Equity investments consist of the following at December 31, 2011 and December 31, 2010:

	2011	2010
Carrying value:
Hoot SA I, II, III - South Africa	$140,803	$87,200
Hoot Campbelltown Pty. Ltd. (49%) - Australia	570,134	-
Hoot Surfers Paradise Pty. Ltd. (49%) - Australia	102,041	-
Brazil	101	-
	$813,079	$87,200

Equity in earnings (loss) and distributions from equity investments during the year ended December, 2011 and 2010 follows. The activity from the South African restaurants is through September 30, 2011 at which time the Company acquired majority ownership and began consolidating these operations.

	2011	2010
Equity in earnings (loss):
Hoot S.A. I, II, III	(9,256)	58,337
Hoot Campbelltown (49%)	(66,857)	-
	$(76,113)	$58,337
Distributions:
Hoot S.A. I, LLC (20%)	6,248	16,137
Hoot S.A. II, LLC (20%)	1,893	-
	$8,141	$16,137

The summarized financial data for the South African operations of which we owned 20% at December 31, 2010 follows. The Company acquired majority ownership effective September 30, 2011, accordingly, the amounts in 2011 are for only nine months. In addition, the restaurant at the Hoot Campbelltown location incurred a loss for certain pre-opening expenses before it opened in January 2012, our share of which is included above.

	2011	2010

Revenue	$3,364,265	$3,942,663
Gross profit	2,122,073	2,717,191
Income from continuing operations	131,949	545,412
Net income	131,949	545,412

The summarized balance sheets for the two locations in Australia of which we owned 49% at December 31, 2011 and the Hoot SA limited partnerships of which we owned 20% at December 31, 2010 follows:

	2011	2010
ASSETS
Current assets	$58,975	$101,900
Non-current assets	1,646,508	1,604,500
TOTAL ASSETS	$1,705,483	$1,706,400
LIABILITIES
Current liabilities	$76,035	$172,700
PARTNER'S EQUITY	1,629,448	1,533,700
TOTAL LIABILITIES AND PARTNERS' EQUITY	$1,705,483	$1,706,400

Hooters S.A., GP - The Company formed CHL to own the Company's 50% general partner interest in Hooters S.A., GP, the general partner of the Hooters' restaurant franchises in South Africa. The initial restaurant opened in December 2009 in Durban, South Africa and operations commenced in January 2010. In the initial restaurant CHL had a 10% interest in restaurant cash flows until the limited partners receive payout and a 40% interest in restaurant cash flows after limited partner payout. The second location opened in Johannesburg in June 2010 and a third location opened in Cape Town in June of 2011 with similar structures. Effective September 30, 2011, the Company acquired majority control of the South African operations and began consolidating its operations on October 1, 2011.

CHA (Hoot Campbelltown Pty. Ltd and Hoot Surfers Paradise Pty. Ltd.) – CHA entered into a partnership with the current local Hooters franchisee in Australia in which CHA will own 49% and its partner own 51%. The local partner will also manage the restaurants. The first location, Hoot Campbelltown Pty. Ltd. opened in Capmbelltown, a suburb of Sydney, in January 2012. A second location, Hoot Surfers Paradise Pty. Ltd., is underway with plans to open in the second quarter of 2012.

INVESTMENTS ACCOUNTED FOR USING THE COST METHOD

A summary of the activity in investments accounted for using the cost method follows.

	2011	2010
Investments at cost:
Balance, beginning of year	$766,598	$1,191,598
Impairment	-	(250,000)
Proceeds from sale of investment	-	(75,000)
Investment transferred to available-for-sale
securities	-	(100,000)
Total	$766,598	$766,598

Investments at cost consist of the following at December 31, 2011 and 2010:

	2011	2010

Chanticleer Investors, LLC	$500,000	$500,000
Edison Nation LLC (FKA Bouncing Brain Productions)	250,000	250,000
Chanticleer Investors II	16,598	16,598
	$766,598	$766,598

Chanticleer Investors LLC - The Company sold 1/2 of its investment in Investors LLC in May 2009, which reduced its ownership from 23% to 11.5%. Accordingly, in May 2009, the Company discontinued accounting for this investment using the equity method and began to account for the investment using the cost method. In December 2010, the Company sold an additional $75,000 of its investment at cost.

On April 18, 2006, the Company formed Investors LLC and sold units for $5,000,000. Investors LLC’s principal asset was a convertible note in the amount of $5,000,000 with Hooters of America, Inc. (“HOA”), collateralized by and convertible into 2% of Hooters common stock. The original note included interest at 6% and was due May 24, 2009. The note was extended until November 24, 2010 and included an increase in the interest rate to 8%.

The Company owned $1,150,000 (23%) of Investors LLC until May 29, 2009 when it sold 1/2 of its share for $575,000. Under the original arrangement, the Company received 2% of the 6% interest as a management fee ($25,000 quarterly) and 4% interest on its investment ($11,500 quarterly). Under the extended note and revised operating agreement, the Company receives a management fee of $6,625 quarterly and interest income of $11,500 quarterly.

On January 24, 2011, Investors LLC and its three partners combined to form HOA Holdings, LLC ("HOA LLC") and completed the acquisition of Hooters of America, Inc. ("HOA") and Texas Wings, Inc. ("TW"). Together HOA LLC has created an operating company with 161 company-owned locations across sixteen states, or nearly half of all domestic Hooters restaurants and over one-third of the locations worldwide.

Investors, LLC had a note receivable in the amount of $5,000,000 from HOA that was repaid at closing. Investors LLC then invested $3,550,000 in HOA LLC (approximately 3.1%) ($500,000 of which is the Company's share). One of the investors in Investors LLC that owned a $1,750,000 share is a direct investor in HOA LLC and will now carry its ownership in HOA LLC directly. The Company now owns approximately 14% of Investors LLC.

Based on the current status of this investment, the Company does not consider the investment to be impaired.

EE Investors, LLC - On January 26, 2006, we acquired an investment in EE Investors, LLC with cash in the amount of $250,000. We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC (formerly Bouncing Brain Productions, LLC). Edison Nation was formed to provide equity capital for new inventions and help bring them to market. The initial business plan included developing the products and working with manufacturers and marketing organizations to sell the products. This has evolved into a less hands-on program which involves selling products with patents to other larger companies and retaining royalties. Edison Nation has now reached cash flow break-even, and in addition has been retained by a number of companies for which they do product searches to supplement its business. Edison Nation plans to repay the majority of its debt in 2012 and expects to subsequently begin making distributions to its owners. Based on the current status of this investment, the Company does not consider the investment to be impaired.

Chanticleer Investors II - The Company paid $16,598 in professional services to form this partnership. Chanticleer Advisors, LLC acts as the managing general partner and receives a management fee based on a percentage of profits.